OTHER LIABILITIES	12 Months Ended
Dec. 31, 2016
OTHER LIABILITIES
OTHER LIABILITIES

13.OTHER LIABILITIES

	December 31,
	2015	2016	2016
	RMB	RMB	(Note2) USD
			Unaudited

Customer rebates payable	14,832	25,594	3,686
Taxes and surcharges payable	17,297	65,406	9,420
Accrued offering costs	5,593	—	—
Acquisition consideration payable	10,000	—	—
Accrued expenses and others	4,813	12,507	1,803

Total	52,535	103,507	14,909

Taxes and surcharges payable consists VAT and the relevant surcharges of the PRC entities of the Group.